Balances and Transactions with Related Parties (Details 1) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Integer	Dec. 31, 2019 USD ($) Integer	Dec. 31, 2018 USD ($) Integer
Balances and Transactions With Related Parties [Abstract]
Salary to those employed by the Company or on its behalf | $	$ 769	$ 945	$ 654
Directors' fees to those not employed by the Company or on its behalf | $	$ 60	$ 90	$ 100
Number of individuals to whom the salary and benefits relate:
Related and interested parties employed by the Company or on its behalf	2	3	4
Directors not employed by the Company	6	8	6
Benefits to interested and related parties	8	11	10